INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of Intangible assets

	Patent	Concession right	Software	Total
	CNY	CNY	CNY	CNY

Cost
As of January 1, 2021	22,878	—	274	23,152
Transfer in	—	20,430	—	20,430
As of December 31, 2021	22,878	20,430	274	43,582

Accumulated amortization and impairment
As of January 1, 2021	(22,388)	—	(121)	(22,509)
Amortization charge	(105)	(730)	(49)	(884)
As of December 31, 2021	(22,493)	(730)	(170)	(23,393)

Net carrying amount
As of January 1, 2021	490	—	153	643
As of December 31, 2021	385	19,700	104	20,189

Cost
As of January 1, 2022	22,878	20,430	274	43,582
Additions	—	—	5	5
As of December 31, 2022	22,878	20,430	279	43,587

Accumulated amortization and impairment
As of January 1, 2022	(22,493)	(730)	(170)	(23,393)
Amortization charge	(36)	(730)	(47)	(813)
As of December 31, 2022	(22,529)	(1,460)	(217)	(24,206)

Net carrying amount
As of December 31, 2022	349	18,970	62	19,381
As of December 31, 2022 (US$)	51	2,750	9	2,810